Parent Company Only Condensed Financial Information - Condensed Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
General and administrative expenses	¥ (184,989,324)	$ (26,572,054)	¥ (95,261,152)	¥ (121,657,492)
Interest expenses	(2,505,904)	(359,951)	(541,876)	(1,442,709)
Share of profit in subsidiaries, net (Note a)	140,564	20,191	(8,300,584)	(899,584)
Income before income taxes and share of (losses) gains in equity investees	626,079,555	89,930,701	532,239,541	456,654,520
Other comprehensive income, net of tax - Foreign currency translation adjustments	2,933,162	421,322	66,453,841	1,317,020
Comprehensive income attributable to ordinary shareholders	445,651,425	64,013,822	438,165,060	274,852,244
Parent Company
General and administrative expenses	(33,538,433)	(4,817,495)	(1,307,753)
interest income	5,970,063	857,546	13,785,679
Interest expenses	(646,315)	(92,837)
Gains on investments in equity securities	6,473,358	929,840
Share of profit in subsidiaries, net (Note a)	464,459,590	66,715,446	359,233,293	273,535,224
Income before income taxes and share of (losses) gains in equity investees	442,718,263	63,592,500	371,711,219	273,535,224
Other comprehensive income, net of tax - Foreign currency translation adjustments	2,933,162	421,322	66,453,841	1,317,020
Comprehensive income attributable to ordinary shareholders	¥ 445,651,425	$ 64,013,822	¥ 438,165,060	¥ 274,852,244